Noncontrolling Interest	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Noncontrolling Interest [Abstract]
Noncontrolling Interest
13.	NONCONTROLLING INTEREST
In connection with the Closing of the Business Combination on the Closing Date, certain Members of Holdings (the “Minority Interest Holders”) retained an approximately 86.5% membership interest in Holdings and Biote received an approximately 13.5% ownership interest in Holdings. As a result of share issuances subsequent to the Closing of the Business Combination, Biote’s ownership of Holdings, was approximately 31.3% as of March 31, 2023. The Minority Interest Holders may from time to time, after the Closing Date, exchange with Biote, such holders’ units in Holdings for an equal number of shares of Biote’s Class A common stock. As a result, Biote’s ownership interest in Holdings will continue to increase. The Minority Interest Holders’ ownership interests are accounted for as noncontrolling interests in the Company’s condensed consolidated financial statements.
Because the Business Combination was accounted for similar to a reverse recapitalization, the noncontrolling interest was initially recorded based on the Minority Interest Holders’ ownership interest in the pre-combination
carrying value of Holdings’ equity, including net income (loss) for the periods prior to the Closing Date included in accumulated deficit as of the Closing Date. Subsequent to the Business Combination, the Minority Interest Holders’ interest in the net income (loss) of Holdings after the Closing Date is allocated to noncontrolling interest.
In connection with the Business Combination, Biote issued the Minority Interest Holders an aggregate of 48,565,824 shares of Class V voting stock. The Class V voting stock provides no economic rights in Biote to the holder thereof; however, each holder of Class V voting stock is entitled to vote with the holders of Class A common stock of Biote, with each share of Class V voting stock entitling the holder to one vote per share of Class V voting stock at the time of such vote (subject to customary conversion rate adjustments for stock splits, stock dividends and reclassifications).

13.	NONCONTROLLING INTEREST
In connection with the Closing of the Business Combination on the Closing Date, certain Members of Holdings (the “Minority Interest Holders”) retained an approximately 86.5% membership interest in Holdings and Biote received an approximately 13.5% ownership interest in Holdings. As a result of share issuances subsequent to the Closing of the Business Combination, Biote’s ownership of Holdings, was approximately 16.6% as of December 31, 2022. The Minority Interest Holders may from time to time, after the Closing Date, exchange with Biote, such holders’ units in Holdings for an equal number of shares of Biote’s Class A common stock. As a result, Biote’s ownership interest in Holdings will continue to increase. The Minority Interest Holders’ ownership interests are accounted for as noncontrolling interests in the Company’s consolidated financial statements.
Because the Business Combination was accounted for similar to a reverse recapitalization, the noncontrolling interest was initially recorded based on the Minority Interest Holders’ ownership interest in the pre-combination
carrying value of Holdings’ equity, including net income (loss) for the periods prior to the Closing Date included in accumulated deficit as of the Closing Date. Subsequent to the Business Combination, the Minority Interest Holders’ interest in the net income (loss) of Holdings after the Closing Date is allocated to noncontrolling interest.
In connection with the Business Combination, Biote issued the Minority Interest Holders an aggregate of 48,565,824 shares of Class V voting stock. The Class V voting stock provides no economic rights in Biote to the holder thereof; however, each holder of Class V voting stock is entitled to vote with the holders of Class A common stock of Biote, with each share of Class V voting stock entitling the holder to one vote per share of Class V voting stock at the time of such vote (subject to customary conversion rate adjustments for stock splits, stock dividends and reclassifications).